Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Sep. 30, 2019
CURRENT ASSETS:
Cash	$ 11,867,130	$ 4,594,440
Accounts receivable, net	1,118,476	603,760
Bank acceptance notes receivable	11,498,075	5,476,707
Inventories, net	11,994,471	12,522,884
Advances to suppliers, net	491,827	958,005
Other current assets	547,443	813,932
Total current assets	37,517,422	24,969,728
Property and equipment, net	7,419,028	7,665,322
Intangible assets, net	1,881,722	1,834,130
Long term investment	540,517	539,680
Operating lease right of use assets	243,874
Deferred tax assets	361,250	259,384
Security deposit	179,325
Total assets	48,143,138	35,268,244
CURRENT LIABILITIES:
Bank loans	7,349,375	4,903,128
Accounts payable	4,377,712	3,570,148
Advance from customers	3,511,198	1,911,748
Advance from customers - related parties	33,152	2,171
Deferred government grants-current	384,802	391,142
Taxes payable	1,383,182	347,930
Operating lease liabilities, current	82,468
Accrued expenses and other payables	1,301,882	531,713
Total current liabilities	18,423,771	11,657,980
LONG TERM LIABILITIES
Operating lease liabilities, noncurrent	155,723
Deferred government grants - noncurrent	722,137	972,338
Total liabilities	19,301,631	12,630,318
Commitments and contingencies
EQUITY:
Ordinary Shares, $0.00166667 par value, 100,000,000 shares authorized , 30,000,000 Ordinary Shares issued and outstanding as of March 31, 2020 and September 30, 2019 , respectively	50,000	50,000
Additional paid-in capital	12,252,077	12,252,077
Statutory Reserve	2,200,786	1,773,817
Retained earnings	12,197,372	7,560,631
Accumulated other comprehensive loss	(602,001)	(1,743,175)
Total shareholders' equity attributable to Qilian International	26,098,234	19,893,350
Noncontrolling interests	2,743,273	2,744,576
TOTAL EQUITY	28,841,507	22,637,926
TOTAL LIABILITIES AND EQUITY	$ 48,143,138	$ 35,268,244